Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vanguard Mid-Cap Growth Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	17.81%	24.08%	(30.09%)	9.77%	33.41%	32.07%	(3.29%)